Cambria ETF Trust

Cambria Sovereign Bond ETF (SOVB)

Supplement dated March 15, 2021 to the Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) dated September 1, 2020, as each may be amended or supplemented

Effective March 15, 2021, each reference to the Cambria Sovereign Bond ETF in the Prospectus and SAI is deleted in its entirety.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE